Risk management - Spain Real Estate Business Segment Information (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Memorandum items: Data from the public consolidated balance sheet
Total assets	€ 1,512,096	€ 1,459,271
SPAIN
Memorandum items: Data from the public consolidated balance sheet
Total assets	1,512,096
SPAIN | Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(1,221)
SPAIN | Customers excluding the public sector
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 224,086